PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	December 31,	June 30,
	2023	2024
Cost:
Buildings	791	791
Leasehold improvements	11,053	11,073
Furniture, fixtures and equipment	2,448	2,301
Motor vehicles	2	2
	14,294	14,167
Less: Accumulated depreciation	8,456	8,551
	5,838	5,616
Construction in progress	259	266
Property and equipment, net	6,097	5,882

Depreciation expense was RMB653 and RMB610 for the six months ended June 30, 2023 and 2024, respectively.